CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 CNY (¥)	Sep. 30, 2015 CNY (¥)
Operating activities:
Net loss	¥ (106,261)	$ (16,011)	¥ (76,833)	¥ (17,814)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	27,687	4,172	31,222	30,547
Loss on disposal of plant and equipment	327	49	257	152
Loss on disposal of subsidiaries and assets	3,282	495	0	0
Allowance for doubtful account	0	0	242	0
Recovery on receivables	(712)	(107)	0	0
Impairment on plant and equipment	25,873	3,898	0	0
Provision for inventories	18,833	2,838	20,502	10,965
Non-cash interest expense (interest accretion)	3,227	486	0	0
Shares issued upon sign off of Equity Purchase Agreement (note 19)	1,039	157	0	0
Share-based compensation expense	5,404	814	8,796	1,612
Changes in operating assets and liabilities:
Accounts receivable	36	5	1,318	(1,030)
Due from related parties	0	0	0	2,698
Advances to growers	15,318	2,308	(876)	(37)
Advances to suppliers	(126)	(19)	3,121	7,267
Inventories	(21,533)	(3,244)	50,974	65,841
Income tax recoverable	49	7	0	0
Other current assets	(4,153)	(626)	40	(425)
Other assets	(1,914)	(288)	436	930
Accounts payable	4,114	620	(15)	(136)
Due to growers	21,114	3,181	2,589	(606)
Due to related parties	61,903	9,327	58,291	30,573
Advances from customers	(157,407)	(23,717)	(55,703)	(60,098)
Income tax payable	0	0	(37)	37
Deferred revenues	(7,008)	(1,056)	(4,240)	(7,781)
Other long-term liabilities	66	10	7,568	290
Other payables and accrued expenses	(9,325)	(1,405)	253	(10,796)
Net cash provided by (used in) operating activities	(120,167)	(18,106)	47,905	52,189
Investing activities:
Proceeds from disposal of commercial seed business, net of cash disposed (note 4)	33,165	4,997	10,000	0
Purchase of plant and equipment	(2,624)	(395)	(15,714)	(14,747)
Proceeds from disposal of plant and equipment	265	40	483	172
Purchase of land use rights	(1,267)	(191)	0	(900)
Purchase of intangible assets	0	0	(1,250)	(4,884)
Net cash provided by (used in) by investing activities	29,539	4,451	(6,481)	(20,359)
Financing activities:
Restricted cash	21,181	3,191	(901)	(4,610)
Proceeds from short-term borrowings	15,000	2,260	195,000	235,000
Proceeds from issuance of convertible promissory note	8,628	1,300	0	0
Proceeds from exercise of stock options	543	82	0	0
Proceeds from issuance of treasury stocks	6,115	921	0	0
Repayment of short-term borrowings	(90,000)	(13,561)	(225,000)	(240,000)
Proceeds from long-term borrowings	120,000	18,081	6,085	33,949
Repayment of long-term borrowings	(34,459)	(5,191)	(24,000)	(33,805)
Net cash provided by (used in) financing activities	47,008	7,083	(48,816)	(9,466)
Net increase (decrease) in cash and cash equivalents	(43,620)	(6,572)	(7,392)	22,364
Cash and cash equivalents, beginning of year	3,575	8,213	66,025	46,268
Effect of exchange rate changes on cash and cash equivalents	(7,644)	(1,152)	(4,124)	(2,607)
Cash and cash equivalents, end of the year	3,245	489	3,575	66,025
Supplemental disclosures of cash flow information:
Income taxes paid	1,282	193	1,436	1,258
Interest paid, net of interest capitalized	14,486	2,183	14,251	18,649
Supplemental disclosure of non-cash financing activities:
Issuance of commitment shares related to notes payable	¥ 1,847	$ 278	¥ 0	¥ 0